Note 4 - Accounts Receivable	12 Months Ended
Nov. 30, 2015
Receivables [Abstract]
Financing Receivables [Text Block]
4.	Accounts receivable

The Company currently has no debt agreements in place whereby any amount of receivables serve as collateral. The Company has no off-balance-sheet credit exposures and has no foreclosed or repossessed assets. The Company has had no impaired loans related to receivables and has identified no loss contingencies related to the receivables at November 30, 2015 and November 30, 2014. Risks and uncertainties and credit quality information related to accounts receivable have been disclosed in Note 17.